FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 9,445	¥ 418,465	¥ 78,285
Currency risk [member]
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 414	¥ 353	¥ 86